Note 14 - Derivative Financial Instruments - Allocation of Proceeds Received (Details) - Auramet International LLC [Member] $ in Thousands	Dec. 13, 2021 USD ($)
Statement Line Items [Line Items]
Net proceeds received	$ 2,960
Call option [member]
Statement Line Items [Line Items]
Financial liabilities, at fair value	208
Gold loan agreement [member]
Statement Line Items [Line Items]
Financial liabilities, at fair value	$ 2,752